INCOME STATEMENT DETAILS (Schedule of General and Administrative Expenses) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Wages, employee benefits expenses and car maintenance	₪ 76	₪ 79	₪ 101
Professional fees	21	22	32
Credit card and other commissions	14	14	14
Depreciation	11	9	9
Other	26	20	25
Total general and administrative expenses	₪ 148	₪ 144	₪ 181